Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF

January 31, 2024 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 98.4%
Collateralized Mortgage Obligations — 4.0%
Mortgage Securities — 4.0%
Agate Bay Mortgage Trust 2015-5
Series 2015-5 B3, 3.575%, due 7/25/45(a)(b)	$168,544	$140,069
Bayview Commercial Asset Trust 2007-4
Series 2007-4A A1, 6.125%, (TSFR1M + 0.79%), due 9/25/37(a)	308,819	282,742
CHL Mortgage Pass-Through Trust 2005-9
Series 2005-9 1A1, 6.050%, (TSFR1M + 0.71%), due 5/25/35(a)	42,178	33,960
Connecticut Avenue Securities Trust 2020-R02
Series 2020-R02 2M2, 7.459%, (SOFR30A + 2.11%), due 1/25/40(a)	158,812	160,599
Connecticut Avenue Securities Trust 2021-R01
Series 2021-R01 1B1, 8.445%, (SOFR30A + 3.10%), due 10/25/41(a)	1,405,000	1,439,689
Series 2021-R01 1B2, 11.345%, (SOFR30A + 6.00%), due 10/25/41(a)	1,075,000	1,119,303
Connecticut Avenue Securities Trust 2021-R03
Series 2021-R03 1B2, 10.845%, (SOFR30A + 5.50%), due 12/25/41(a)	485,000	498,884
Connecticut Avenue Securities Trust 2022-R01
Series 2022-R01 1M2, 7.245%, (SOFR30A + 1.90%), due 12/25/41(a)	235,000	237,125
Connecticut Avenue Securities Trust 2022-R07
Series 2022-R07 1M2, 9.994%, (SOFR30A + 4.65%), due 6/25/42(a)	100,000	108,563
Connecticut Avenue Securities Trust 2022-R08
Series 2022-R08 1B1, 10.945%, (SOFR30A + 5.60%), due 7/25/42(a)	365,000	397,850
Series 2024-R01 1B2, 9.345%, (SOFR30A + 4.00%), due 1/25/44(a)	395,000	398,950
CSMC 2021-NQM2
Series 2021-NQM2 A1, 1.179%, due 2/25/66(a)(b)	453,238	394,661
HarborView Mortgage Loan Trust 2005-2
Series 2005-2 2A1A, 5.889%, (TSFR1M + 0.55%), due 5/19/35(a)	66,860	60,130
HarborView Mortgage Loan Trust 2007-3
Series 2007-3 2A1A, 5.849%, (TSFR1M + 0.51%), due 5/19/37(a)	425,487	394,075
MASTR Alternative Loan Trust 2005-5
Series 2005-5 3A1, 5.750%, due 8/25/35	529,566	265,942
OBX 2019-INV2 Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(b)	312,073	285,785
OBX 2022-J1 Trust
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(b)	825,629	659,987
OBX 2022-NQM1 Trust
Series 2022-NQM1 A1, 2.305%, due 11/25/61(a)(b)	428,841	370,731
	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Onslow Bay Mortgage Loan Trust
Series 2021-NQM4 A1, 1.957%, due 10/25/61(a)(b)	$567,510	$467,061
Sequoia Mortgage Trust 2021-4
Series 2021-4 AIO1, 0.167%, due 6/25/51(a)(b)(c)	14,541,229	120,284
Shellpoint Co.-Originator Trust 2015-1
Series 2015-1 B3, 3.776%, due 8/25/45(a)(b)	389,380	359,936
STACR Trust 2018-HRP2
Series 2018-HRP2 B1, 9.659%, (SOFR30A + 4.31%), due 2/25/47(a)	695,000	759,287
WaMu Mortgage Pass-Through Certificates Series 2004-AR13 Trust
Series 2004-AR13 A2B, 6.330%, (TSFR1M + 0.99%), due 11/25/34(a)	51,526	46,813
WaMu Mortgage Pass-Through Certificates Series 2006-AR9 Trust
Series 2006-AR9 2A, 6.106%, (12MTA + 1.05%), due 8/25/46(a)	60,326	48,204
		9,050,630
Total Collateralized Mortgage Obligations
(Cost $8,831,178)		9,050,630

Commercial Asset-Backed Securities — 8.1%
Asset Backed Securities — 8.1%
American Credit Acceptance Receivables Trust 2020-4
Series 2020-4 F, 5.220%, due 8/13/27	220,000	219,429
American Credit Acceptance Receivables Trust 2021-2
Series 2021-2 D, 1.340%, due 7/13/27	600,932	586,826
American Credit Acceptance Receivables Trust 2022-1
Series 2022-1 D, 2.460%, due 3/13/28	905,000	874,253
AMSR 2020-SFR3 Trust
Series 2020-SFR3 B, 1.806%, due 9/17/37	660,000	622,512
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A B, 1.630%, due 8/20/27	315,000	286,707
Series 2023-6A A, 5.810%, due 12/20/29	545,000	561,656
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	546,860	470,892
Series 2020-1 B1, 2.280%, due 7/15/60	845,485	774,830
Series 2020-1 B2, 2.600%, due 7/15/60	512,688	420,249
Series 2021-1A B1, 1.980%, due 3/15/61	362,842	309,721
CPS Auto Receivables Trust 2020-B
Series 2020-B E, 7.380%, due 6/15/27	500,000	501,549
CPS Auto Receivables Trust 2021-C
Series 2021-C E, 3.210%, due 9/15/28	560,000	528,862
DT Auto Owner Trust 2020-3
Series 2020-3A E, 3.620%, due 10/15/27	530,000	516,488
DT Auto Owner Trust 2021-4
Series 2021-4A D, 1.990%, due 9/15/27	630,000	591,795

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Exeter Automobile Receivables Trust 2021-3
Series 2021-3A D, 1.550%, due 6/15/27	$1,070,000	$1,006,573
Series 2021-3A E, 3.040%, due 12/15/28	855,000	785,137
Flagship Credit Auto Trust 2021-2
Series 2021-2 C, 1.270%, due 6/15/27	285,000	271,570
Flagship Credit Auto Trust 2022-1
Series 2022-1 D, 3.640%, due 3/15/28	780,000	731,818
Flagship Credit Auto Trust 2022-2
Series 2022-2 D, 5.800%, due 4/17/28	609,000	568,588
Ford Credit Auto Owner Trust 2021-REV2
Series 2021-2 D, 2.600%, due 5/15/34	130,000	118,801
Ford Credit Auto Owner Trust 2023-REV1
Series 2023-1 D, 6.260%, due 8/15/35	425,000	423,591
GLS Auto Receivables Issuer Trust 2019-4
Series 2019-4A D, 4.090%, due 8/17/26	530,000	525,078
GLS Auto Receivables Issuer Trust 2020-1
Series 2020-1A D, 3.680%, due 11/16/26	350,000	344,884
GLS Auto Receivables Issuer Trust 2021-2
Series 2021-2A E, 2.870%, due 5/15/28	735,000	688,572
GLS Auto Receivables Issuer Trust 2021-3
Series 2021-3A D, 1.480%, due 7/15/27	615,000	578,410
Series 2021-3A E, 3.200%, due 10/16/28	875,000	811,524
Hertz Vehicle Financing III LLC
Series 2023-4A A, 6.150%, due 3/25/30	210,000	219,054
Hertz Vehicle Financing III LP
Series 2021-2A B, 2.120%, due 12/27/27	205,000	187,156
Hertz Vehicle Financing LLC
Series 2021-1A C, 2.050%, due 12/26/25	650,000	629,881
Home Partners of America 2021-2 Trust
Series 2021-2 B, 2.302%, due 12/17/26	96,211	87,825
Navient Private Education Refi Loan Trust 2021-A
Series 2021-A B, 2.240%, due 5/15/69	100,000	75,863
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	550,000	483,846
Series 2021-1 B1, 2.410%, due 10/20/61	1,110,000	905,323
Progress Residential 2022-SFR6 Trust
Series 2022-SFR6 A, 4.451%, due 7/20/39	334,514	327,232
Santander Drive Auto Receivables Trust 2021-3
Series 2021-3 D, 1.330%, due 9/15/27	750,000	719,750
Taco Bell Funding LLC
Series 2021-1A A23, 2.542%, due 8/25/51	284,925	232,958
	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Tricon American Homes 2020-SFR1
Series 2020-SFR1 A, 1.499%, due 7/17/38	$269,005	$247,597
		18,236,800
Total Commercial Asset-Backed Securities
(Cost $18,260,580)		18,236,800

Commercial Mortgage-Backed Securities — 8.5%
Mortgage Securities — 8.5%
BAMLL Commercial Mortgage Securities Trust 2022-DKLX
Series 2022-DKLX D, 8.334%, (TSFR1M + 3.00%), due 1/15/39(a)	100,000	97,305
Series 2022-DKLX E, 9.461%, (TSFR1M + 4.13%), due 1/15/39(a)	305,000	295,390
Bayview Commercial Asset Trust 2006-4
Series 2006-4A A1, 5.795%, (TSFR1M + 0.46%), due 12/25/36(a)	51,210	47,718
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL A, 6.253%, (TSFR1M + 0.92%), due 3/15/37(a)	485,000	462,069
Series 2018-TALL C, 6.652%, (TSFR1M + 1.32%), due 3/15/37(a)	675,000	590,797
Series 2018-TALL D, 6.980%, (TSFR1M + 1.65%), due 3/15/37(a)	730,000	609,550
BX Commercial Mortgage Trust 2020-VIV2
Series 2020-VIV2 C, 3.660%, due 3/9/44(a)(b)	410,000	356,091
BX Commercial Mortgage Trust 2020-VIVA
Series 2020-VIVA D, 3.667%, due 3/11/44(a)(b)	200,000	170,146
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-VOLT C, 6.548%, (TSFR1M + 1.21%), due 9/15/36(a)	420,000	412,615
BX Trust 2019-OC11
Series 2019-OC11 A, 3.202%, due 12/9/41	249,000	224,296
Series 2019-OC11 C, 3.856%, due 12/9/41	200,000	179,925
Series 2019-OC11 E, 4.075%, due 12/9/41(a)(b)	755,000	649,464
BX Trust 2021-ARIA
Series 2021-ARIA D, 7.343%, (TSFR1M + 2.01%), due 10/15/36(a)	650,000	636,188
Series 2021-ARIA E, 7.692%, (TSFR1M + 2.36%), due 10/15/36(a)	1,275,000	1,242,328
BX Trust 2021-RISE
Series 2021-RISE C, 6.897%, (TSFR1M + 1.56%), due 11/15/36(a)	313,625	308,921
BX Trust 2022-PSB
Series 2022-PSB B, 8.282%, (TSFR1M + 2.95%), due 8/15/39(a)	175,271	176,153
Series 2022-PSB C, 9.030%, (TSFR1M + 3.70%), due 8/15/39(a)	179,652	180,646
BX Trust 2023-LIFE
Series 2023-LIFE A, 5.045%, due 2/15/28	255,000	251,499

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Series 2023-LIFE B, 5.391%, due 2/15/28	$360,000	$354,208
BXHPP Trust 2021-FILM
Series 2021-FILM C, 6.547%, (TSFR1M + 1.21%), due 8/15/36(a)	345,000	322,186
Citigroup Commercial Mortgage Trust 2015-GC35
Series 2015-GC35 AS, 4.072%, due 11/10/48(a)(b)	395,000	357,994
COMM 2012-CCRE4 Mortgage Trust
Series 2012-CR4 AM, 3.251%, due 10/15/45	185,000	159,840
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	100,000	96,731
CSMC 2020-WEST Trust
Series 2020-WEST A, 3.040%, due 2/15/35	800,000	608,835
DROP Mortgage Trust 2021-FILE
Series 2021-FILE A, 6.597%, (TSFR1M + 1.26%), due 10/15/43(a)	760,000	724,850
Extended Stay America Trust 2021-ESH
Series 2021-ESH D, 7.697%, (TSFR1M + 2.36%), due 7/15/38(a)	556,055	549,799
FREMF 2016-K58 Mortgage Trust
Series 2016-K58 B, 3.866%, due 9/25/49(a)(b)	270,000	260,147
FREMF 2019-K103 Mortgage Trust
Series 2019-K103 B, 3.574%, due 12/25/51(a)(b)	255,000	231,783
FREMF 2020-K104 Mortgage Trust
Series 2020-K104 C, 3.662%, due 2/25/52(a)(b)	315,000	281,724
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-30HY A, 3.228%, due 7/10/39	565,000	509,026
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-2NU
Series 2021-2NU A, 1.974%, due 1/5/40	400,000	340,292
Manhattan West 2020-1MW Mortgage Trust
Series 2020-1MW D, 2.413%, due 9/10/39(a)(b)	260,000	222,532
MSWF Commercial Mortgage Trust 2023-2
Series 2023-2 AS, 6.491%, due 12/15/56(a)(b)	395,000	427,020
Multifamily Connecticut Avenue Securities Trust 2019-01
Series 2019-01 M10, 8.709%, (SOFR30A + 3.36%), due 10/25/49(a)	1,051,417	1,030,399
Multifamily Connecticut Avenue Securities Trust 2020-01
Series 2020-01 CE, 12.959%, (SOFR30A + 7.61%), due 3/25/50(a)	200,000	197,779
Series 2020-01 M10, 9.209%, (SOFR30A + 3.86%), due 3/25/50(a)	1,141,561	1,121,591
One Bryant Park Trust 2019-OBP
Series 2019-OBP A, 2.516%, due 9/15/54	1,325,000	1,143,229
	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
One Market Plaza Trust 2017-1MKT
Series 2017-1MKT A, 3.614%, due 2/10/32	$730,000	$667,950
SLG Office Trust 2021-OVA
Series 2021-OVA A, 2.585%, due 7/15/41	1,539,000	1,292,082
Series 2021-OVA F, 2.851%, due 7/15/41	365,000	259,481
SMRT 2022-MINI
Series 2022-MINI D, 7.284%, (TSFR1M + 1.95%), due 1/15/39(a)	725,000	703,250
Wells Fargo Commercial Mortgage Trust 2018-AUS
Series 2018-AUS A, 4.194%, due 8/17/36(a)(b)	100,000	93,743
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21 AS, 3.891%, due 8/15/47	500,000	477,634
		19,325,206
Total Commercial Mortgage-Backed Securities
(Cost $19,185,860)		19,325,206

Corporate Bonds — 22.6%
Airlines — 1.5%
American Airlines 2019-1 Class B Pass Through Trust
Series 2019-1, B, 3.850%, due 2/15/28	326,647	294,933
American Airlines 2021-1 Class B Pass Through Trust
Series 2021-1, B, 3.950%, due 7/11/30	255,175	227,658
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, due 4/20/29(d)	355,000	348,621
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, due 10/20/25	205,627	203,198
4.750%, due 10/20/28	610,000	600,696
JetBlue 2019-1 Class AA Pass Through Trust
Series 2019-1, AA, 2.750%, due 5/15/32	792,594	671,283
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	339,500	340,008
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1, A, 5.875%, due 10/15/27	320,449	323,218
United Airlines 2023-1 Class A Pass Through Trust
Series 2023-1, A, 5.800%, due 1/15/36	375,000	380,747
		3,390,362
Apparel — 0.2%
Tapestry, Inc.
7.850%, due 11/27/33	445,000	475,588

Auto Manufacturers — 1.6%
Ford Motor Co.
4.750%, due 1/15/43	45,000	37,090
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	450,000	427,423
6.950%, due 3/6/26	435,000	444,766

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Auto Manufacturers (continued)
7.200%, due 6/10/30	$390,000	$414,705
General Motors Co.
5.200%, due 4/1/45	205,000	185,880
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	530,707
4.300%, due 4/6/29	475,000	456,372
Nissan Motor Acceptance Co. LLC
1.125%, due 9/16/24	340,000	329,862
1.850%, due 9/16/26	995,000	900,332
		3,727,137
Banks — 5.8%
Bank of America Corp.
2.496%, (TSFR3M + 1.25%), due 2/13/31(a)	80,000	69,165
2.572%, (SOFR + 1.21%), due 10/20/32(a)	940,000	783,649
2.687%, (SOFR + 1.32%), due 4/22/32(a)	440,000	373,525
3.384%, (SOFR + 1.33%), due 4/2/26(a)	155,000	151,510
3.419%, (TSFR3M + 1.30%), due 12/20/28(a)	295,000	278,671
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	825,000	682,085
4.125%, due 7/25/28	710,000	687,717
Series Y, 4.150%, (5 Year US CMT T-Note + 3.00%), due 2/15/72(a)	205,000	182,702
Citizens Bank NA
6.064%, (SOFR + 1.45%), due 10/24/25(a)	795,000	792,567
Citizens Financial Group, Inc.
3.250%, due 4/30/30	285,000	251,797
Comerica, Inc.
5.982%, (SOFR + 2.16%), due 1/30/30(a)	740,000	737,781
Fifth Third Bancorp
4.772%, (SOFR + 2.13%), due 7/28/30(a)	860,000	837,307
First Horizon Bank
5.750%, due 5/1/30(d)	666,000	645,102
Goldman Sachs Group, Inc. (The)
1.948%, (SOFR + 0.91%), due 10/21/27(a)	800,000	735,746
Huntington Bancshares, Inc.
5.709%, (SOFR + 1.87%), due 2/2/35(a)	685,000	689,901
Huntington National Bank (The)
5.650%, due 1/10/30	631,000	639,852
KeyBank NA
4.150%, due 8/8/25	485,000	474,244
4.900%, due 8/8/32	570,000	510,873
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	1,190,000	950,977
2.511%, (SOFR + 1.20%), due 10/20/32(a)	950,000	791,230
4.431%, (TSFR3M + 1.89%), due 1/23/30(a)	385,000	375,219
Santander Holdings USA, Inc.
4.400%, due 7/13/27	365,000	354,777
6.499%, (SOFR + 2.36%), due 3/9/29(a)	430,000	445,016
Synchrony Bank
5.400%, due 8/22/25	715,000	709,519
		13,150,932
Biotechnology — 0.1%
Amgen, Inc.
5.750%, due 3/2/63	305,000	314,289
	Principal Amount	Value
Corporate Bonds (continued)
Building Materials — 0.3%
Carrier Global Corp.
2.722%, due 2/15/30	$430,000	$384,045
Owens Corning
4.400%, due 1/30/48	230,000	197,194
		581,239
Chemicals — 0.5%
Ecolab, Inc.
2.750%, due 8/18/55	375,000	247,116
Huntsman International LLC
4.500%, due 5/1/29	655,000	629,512
LYB International Finance III LLC
3.800%, due 10/1/60	440,000	311,590
		1,188,218
Commercial Services — 0.4%
Service Corp. International
3.375%, due 8/15/30	390,000	340,080
United Rentals North America, Inc.
3.875%, due 2/15/31	555,000	500,596
		840,676
Computers — 0.6%
Apple, Inc.
2.700%, due 8/5/51	560,000	378,923
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	650,000	493,515
5.300%, due 10/1/29(d)	490,000	502,431
		1,374,869
Diversified Financial Services — 1.9%
Air Lease Corp.
3.250%, due 3/1/25	460,000	449,203
Aircastle Ltd.
5.250%, (5 Year US CMT T-Note + 4.41%), due 9/15/72(a)	420,000	368,027
Ally Financial, Inc.
6.992%, (SOFR + 3.26%), due 6/13/29(a)	565,000	585,189
8.000%, due 11/1/31(d)	300,000	331,939
American Express Co.
5.625%, (SOFR + 1.93%), due 7/28/34(a)	345,000	354,349
Aviation Capital Group LLC
1.950%, due 1/30/26	660,000	616,075
Cantor Fitzgerald LP
7.200%, due 12/12/28	475,000	490,959
Capital One Financial Corp.
6.312%, (SOFR + 2.64%), due 6/8/29(a)	635,000	654,624
OneMain Finance Corp.
3.500%, due 1/15/27	400,000	365,972
		4,216,337
Electric — 2.8%
AEP Texas, Inc.
3.450%, due 5/15/51	540,000	380,854
5.250%, due 5/15/52	375,000	361,516
Arizona Public Service Co.
6.350%, due 12/15/32	665,000	721,429
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	555,000	498,241
Commonwealth Edison Co.
5.300%, due 2/1/53	445,000	448,492
Connecticut Light and Power Co. (The)
4.000%, due 4/1/48	85,000	71,375
Florida Power & Light Co.
4.800%, due 5/15/33	365,000	366,661

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Indianapolis Power & Light Co.
5.650%, due 12/1/32	$370,000	$384,595
Nevada Power Co.
Series GG, 5.900%, due 5/1/53	345,000	364,558
NSTAR Electric Co.
4.950%, due 9/15/52	135,000	129,075
Puget Energy, Inc.
4.224%, due 3/15/32	540,000	493,076
Sempra
5.500%, due 8/1/33	550,000	560,635
Southern California Edison Co.
5.700%, due 3/1/53	465,000	478,124
Virginia Electric and Power Co.
5.450%, due 4/1/53	280,000	284,913
5.700%, due 8/15/53	260,000	271,702
Series C, 4.625%, due 5/15/52	500,000	446,846
		6,262,092
Environmental Control — 0.6%
Covanta Holding Corp.
4.875%, due 12/1/29	801,000	691,816
Waste Connections, Inc.
2.200%, due 1/15/32	885,000	733,169
		1,424,985
Food — 1.3%
General Mills, Inc.
5.241%, due 11/18/25	980,000	979,988
J M Smucker Co. (The)
6.500%, due 11/15/53	235,000	265,521
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, due 1/15/30	515,000	503,140
5.750%, due 4/1/33	790,000	782,146
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	141,170
4.250%, due 2/1/27	265,000	255,757
		2,927,722
Gas — 0.6%
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	760,000	708,354
6.388%, due 9/15/33	325,000	337,294
Southern California Gas Co.
6.350%, due 11/15/52	200,000	225,908
		1,271,556
Insurance — 0.1%
Hartford Financial Services Group, Inc. (The)
Series ICON, 7.766%, (TSFR3M + 2.39%), due 2/12/47(a)	50,000	43,229
Lincoln National Corp.
7.988%, (TSFR3M + 2.62%), due 5/17/66(a)	50,000	37,868
Protective Life Corp.
8.450%, due 10/15/39	138,000	172,829
		253,926
Lodging — 0.3%
Marriott International, Inc.
Series R, 3.125%, due 6/15/26	665,000	639,528

Media — 0.3%
DISH DBS Corp.
5.750%, due 12/1/28	415,000	279,181
	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Time Warner Cable LLC
6.750%, due 6/15/39	$485,000	$481,781
		760,962
Packaging & Containers — 0.5%
Berry Global, Inc.
4.875%, due 7/15/26	755,000	742,694
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	500,000	501,773
		1,244,467
Pharmaceuticals — 0.2%
CVS Pass-Through Trust
5.926%, due 1/10/34	122,607	122,461
Eli Lilly & Co.
4.950%, due 2/27/63	400,000	405,593
		528,054
REITS — 1.7%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	360,000	322,155
American Homes 4 Rent LP
2.375%, due 7/15/31	1,115,000	916,534
American Tower Corp.
3.375%, due 5/15/24	445,000	442,092
Digital Realty Trust LP
3.600%, due 7/1/29	995,000	932,844
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	585,000	462,756
Starwood Property Trust, Inc.
3.750%, due 12/31/24	50,000	48,859
4.375%, due 1/15/27	680,000	629,524
		3,754,764
Retail — 0.3%
AutoNation, Inc.
4.750%, due 6/1/30(d)	313,000	300,975
Nordstrom, Inc.
4.250%, due 8/1/31	325,000	269,879
		570,854
Software — 0.3%
Broadridge Financial Solutions, Inc.
2.900%, due 12/1/29	330,000	297,178
MSCI, Inc.
3.250%, due 8/15/33	360,000	301,077
		598,255
Telecommunications — 0.3%
AT&T, Inc.
3.500%, due 9/15/53	385,000	274,961
5.400%, due 2/15/34	360,000	369,288
		644,249
Transportation — 0.2%
Burlington Northern Santa Fe LLC
4.450%, due 1/15/53	535,000	489,723

Water — 0.1%
American Water Capital Corp.
3.250%, due 6/1/51	460,000	338,707

Total Corporate Bonds
(Cost $51,900,291)		50,969,491

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Foreign Bonds — 11.2%
Airlines — 0.4%
British Airways 2021-1 Class A Pass Through Trust, (United Kingdom)
Series 2021-1, A, 2.900%, due 3/15/35	$1,017,343	$878,804

Auto Manufacturers — 0.2%
Mercedes-Benz Finance North America LLC, (Germany)
5.100%, due 8/3/28	500,000	508,580

Banks — 8.0%
Banco Santander SA, (Spain)
4.175%, (1 Year US CMT T-Note + 2.00%), due 3/24/28(a)	415,000	399,697
5.294%, due 8/18/27	400,000	400,798
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/72(a)	585,000	456,515
5.200%, due 5/12/26	750,000	746,175
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/72(a)	320,000	309,540
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	560,000	494,813
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/72(a)	465,000	413,454
4.625%, (5 Year US CMT T-Note + 3.34%), due 8/25/72(a)	240,000	194,904
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	1,220,000	1,114,136
6.714%, (SOFR + 2.27%), due 10/19/29(a)	250,000	262,938
Canadian Imperial Bank of Commerce, (Canada)
3.300%, due 4/7/25	465,000	455,419
Cooperatieve Rabobank UA, (Netherlands)
3.649%, (1 Year US CMT T-Note + 1.22%), due 4/6/28(a)	745,000	712,277
Credit Agricole SA, (France)
4.750%, (5 Year US CMT T-Note + 3.24%), due 3/23/72(a)	560,000	478,669
Deutsche Bank AG/New York NY, (Germany)
2.552%, (SOFR + 1.32%), due 1/7/28(a)	755,000	693,837
3.729%, (SOFR + 2.76%), due 1/14/32(a)	700,000	587,679
ING Groep NV, (Netherlands)
6.083%, (SOFR + 1.56%), due 9/11/27(a)	1,090,000	1,112,352
Intesa Sanpaolo SpA, (Italy)
7.000%, due 11/21/25	830,000	850,068
Kreditanstalt fuer Wiederaufbau, (Germany)
2.500%, due 11/20/24	190,000	186,267
Lloyds Banking Group PLC, (United Kingdom)
4.582%, due 12/10/25	775,000	762,386
4.976%, (1 Year US CMT T-Note + 2.30%), due 8/11/33(a)	580,000	562,930
Macquarie Group Ltd., (Australia)
2.871%, (SOFR + 1.53%), due 1/14/33(a)	660,000	545,739
4.098%, (SOFR + 2.13%), due 6/21/28(a)	295,000	285,825
	Principal Amount	Value
Foreign Bonds (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc., (Japan)
2.309%, (1 Year US CMT T-Note + 0.95%), due 7/20/32(a)	$475,000	$394,605
Mizuho Financial Group, Inc., (Japan)
3.261%, (1 Year US CMT T-Note + 1.25%), due 5/22/30(a)	395,000	359,212
NatWest Group PLC, (United Kingdom)
3.073%, (1 Year US CMT T-Note + 2.55%), due 5/22/28(a)	700,000	654,091
Royal Bank of Canada, (Canada)
6.055%, (SOFR + 0.71%), due 1/21/27(a)	555,000	552,234
Societe Generale SA, (France)
4.750%, (5 Year US CMT T-Note + 3.93%), due 11/26/72(a)	155,000	136,894
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/72(a)	330,000	269,624
7.132%, (1 Year US CMT T-Note + 2.95%), due 1/19/55(a)	335,000	333,565
10.000%, (5 Year US CMT T-Note + 5.45%), due 5/14/72(a)	425,000	453,431
Sumitomo Mitsui Financial Group, Inc., (Japan)
1.902%, due 9/17/28	865,000	760,250
Swedbank AB, (Sweden)
3.356%, due 4/4/25	465,000	456,438
UBS Group AG, (Switzerland)
1.364%, (1 Year US CMT T-Note + 1.08%), due 1/30/27(a)	285,000	262,574
4.375%, (5 Year US CMT T-Note + 3.31%), due 8/10/72(a)	400,000	317,157
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/72(a)	150,000	135,352
6.442%, (SOFR + 3.70%), due 8/11/28(a)	550,000	571,433
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(a)	635,000	525,385
		18,208,663
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	181,461
Avolon Holdings Funding Ltd., (Ireland)
2.875%, due 2/15/25	525,000	508,488
Capital One Financial Corp.
6.051%, (SOFR + 2.26%), due 2/1/35(a)	210,000	213,403
Nomura Holdings, Inc., (Japan)
5.099%, due 7/3/25	440,000	438,262
		1,341,614
Electric — 0.4%
TransAlta Corp., (Canada)
7.750%, due 11/15/29	830,000	872,596

Food — 0.2%
MARB BondCo PLC, (Brazil)
3.950%, due 1/29/31	560,000	448,123

Pharmaceuticals — 0.5%
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	250,000	232,573

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
Foreign Bonds (continued)
Pharmaceuticals (continued)
4.750%, due 5/9/27	$575,000	$555,594
7.875%, due 9/15/29	$220,000	$237,295
		1,025,462
Savings & Loans — 0.5%
Nationwide Building Society, (United Kingdom)
2.972%, (SOFR + 1.29%), due 2/16/28(a)	655,000	609,466
4.850%, due 7/27/27	480,000	479,446
		1,088,912
Telecommunications — 0.2%
Altice France SA, (France)
5.125%, due 7/15/29	565,000	413,068

Water — 0.3%
Aegea Finance Sarl, (Brazil)
9.000%, due 1/20/31	759,000	798,278

Total Foreign Bonds
(Cost $25,976,744)		25,584,100

Foreign Government Obligations — 0.3%
Colombia Government International Bond, (Colombia)
7.500%, due 2/2/34	375,000	383,340
Inter-American Development Bank, (Supranational)
0.875%, due 4/3/25	200,000	191,387
International Bank for Reconstruction & Development, (Supranational)
0.625%, due 4/22/25	200,000	190,574
		765,301
Total Foreign Government Obligations
(Cost $772,244)		765,301

U.S. Government & Federal Agencies — 41.7%
Mortgage Securities — 33.4%
Fannie Mae Connecticut Avenue Securities
Series 2017-C02 2M2C, 9.109%, (SOFR30A + 3.76%), due 9/25/29(a)	245,000	258,371
Series 2021-R02 2B2, 11.545%, (SOFR30A + 6.20%), due 11/25/41(a)	960,000	1,002,378
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(c)	2,315,380	217,321
Series 2022-427 C77, 2.500%, due 9/25/51(c)	2,001,472	287,153
Series 2023-429 C5, 3.000%, due 10/25/52(c)	2,094,910	362,212
Fannie Mae Pool
Series 2020-FM5299, 3.500%, due 11/1/50	257,363	235,036
Series 2022-MA4626, 4.000%, due 6/1/52	1,113,350	1,048,332
Series 2022-MA4655, 4.000%, due 7/1/52	1,144,549	1,077,408
Series 2023-FS3603, 5.500%, due 8/1/53	658,050	663,272
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-FS5641, 6.000%, due 8/1/53	$470,189	$476,939
Series 2023-FS5758, 6.000%, due 9/1/53	627,723	637,969
Series 2023-FS6211, 6.000%, due 11/1/53	204,293	207,997
Series 2023-FS6542, 6.500%, due 12/1/53	74,938	76,994
Series 2023-MA4919, 5.500%, due 2/1/53	188,622	189,251
Series 2023-MA4940, 5.000%, due 3/1/53	3,277,899	3,237,571
Series 2023-MA5139, 6.000%, due 9/1/53	197,656	200,369
Fannie Mae REMICS
Series 2016-19 SD, 0.641%, (SOFR30A + 5.99%), due 4/25/46(a)(c)	1,575,519	139,587
Series 2016-57 SN, 0.591%, (SOFR30A + 5.94%), due 6/25/46(a)(c)	517,147	59,123
Series 2019-32 SB, 0.591%, (SOFR30A + 5.94%), due 6/25/49(a)(c)	1,127,127	118,820
Series 2020-47 BD, 1.500%, due 7/25/50	165,920	118,189
Series 2020-49 PB, 1.750%, due 7/25/50	145,877	113,100
Series 2020-70 AD, 1.500%, due 10/25/50	1,089,082	868,400
Series 2020-70 SD, 0.791%, (SOFR30A + 6.14%), due 10/25/50(a)(c)	863,661	119,986
Series 2021-10 LI, 2.500%, due 3/25/51(c)	503,984	71,257
Series 2021-12 JI, 2.500%, due 3/25/51(c)	639,656	100,644
Series 2021-3 TI, 2.500%, due 2/25/51(c)	2,896,666	463,985
Series 2021-34 IS, (SOFR30A + 2.91%), due 11/25/42(a)(c)	2,459,794	73,265
Series 2021-34 MI, 2.500%, due 3/25/51(c)	926,707	102,648
Series 2021-40 SI, 0.491%, (SOFR30A + 5.84%), due 9/25/47(a)(c)	1,051,850	115,933
Series 2021-54 HI, 2.500%, due 6/25/51(c)	200,553	26,270
Series 2021-8 ID, 3.500%, due 3/25/51(c)	743,812	147,215
Series 2021-95 KI, 2.500%, due 4/25/51(c)	2,501,013	331,860
Series 2022-10 SA, 0.405%, (SOFR30A + 5.75%), due 2/25/52(a)(c)	840,972	115,574
Series 2022-5 SN, 0.010%, (SOFR30A + 1.80%), due 2/25/52(a)(c)	369,456	607
Series 2023-24 OQ, 0.000%, due 7/25/54(e)(f)	513,959	419,249
Freddie Mac Pool
Series 2022-RA7122, 3.500%, due 4/1/52	1,055,645	965,937
Series 2022-SD1604, 4.000%, due 9/1/52	438,975	414,981
Series 2022-SD8215, 4.000%, due 5/1/52	899,138	846,612
Series 2022-SD8266, 4.500%, due 11/1/52	1,915,914	1,852,632
Series 2023-RA8647, 4.500%, due 5/1/53	421,147	407,214

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-SD3392, 5.500%, due 7/1/53	$328,784	$330,441
Series 2023-SD3770, 2.500%, due 3/1/52	210,570	177,592
Series 2023-SD3960, 6.000%, due 10/1/53	635,688	646,973
Series 2023-SD4026, 6.000%, due 10/1/53	230,577	234,143
Series 2023-SD4268, 6.000%, due 11/1/53	222,704	226,683
Series 2023-SD4471, 6.500%, due 12/1/53	129,131	132,623
Series 2023-SD8342, 5.500%, due 7/1/53	891,901	894,367
Series 2023-SD8369, 6.500%, due 10/1/53	1,196,767	1,225,021
Series 2023-SD8374, 6.500%, due 11/1/53	655,518	670,991
Freddie Mac REMICS
Series 2012-4120 ZA, 3.000%, due 10/15/42	420,255	377,173
Series 2017-4710 WZ, 3.500%, due 8/15/47	525,585	474,269
Series 2017-4725 WZ, 3.500%, due 11/15/47	933,093	839,825
Series 2020-4988 BA, 1.500%, due 6/25/50	193,342	138,581
Series 2020-4993 KS, 0.591%, (SOFR30A + 5.94%), due 7/25/50(a)(c)	1,539,033	223,306
Series 2020-4994 TS, 0.641%, (SOFR30A + 5.99%), due 7/25/50(a)(c)	830,994	112,315
Series 2020-5013 DI, 3.000%, due 9/25/50(c)	1,733,115	328,659
Series 2020-5021 SA, (SOFR30A + 3.55%), due 10/25/50(a)(c)	827,846	23,377
Series 2020-5031 IQ, 2.500%, due 10/25/50(c)	518,831	75,057
Series 2020-5036 IO, 3.500%, due 11/25/50(c)	607,652	118,463
Series 2020-5038 IB, 2.500%, due 10/25/50(c)	515,972	77,167
Series 2020-5040 IO, 3.500%, due 11/25/50(c)	800,595	125,011
Series 2021-5070 PI, 3.000%, due 8/25/50(c)	880,294	152,996
Series 2021-5092 XA, 1.000%, due 1/15/41	601,901	504,854
Series 2021-5149 LI, 2.500%, due 10/25/51(c)	1,726,683	211,115
Series 2021-5187 SA, 0.010%, (SOFR30A + 1.80%), due 1/25/52(a)(c)	628,750	1,163
Series 2022-5191 IO, 3.500%, due 9/25/50(c)	914,716	164,887
Series 2022-5204 KA, 3.000%, due 5/25/49	939,217	866,318
Series 2022-5268 B, 4.500%, due 10/25/52	381,743	369,274
Series 2023-5304 UB, 4.000%, due 2/25/52	657,370	614,457
Series 2023-5315 OQ, 0.000%, due 1/25/55(e)(f)	399,394	323,248
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-5326, 0.000%, due 8/25/53(e)(f)	$254,163	$202,311
Series 2023-5326 QO, 0.000%, due 9/25/50(e)(f)	831,692	586,007
Series 2023-5328 JY, 0.250%, due 9/25/50	771,416	516,961
Series 2023-5351 DO, 0.000%, due 9/25/53(e)(f)	519,625	425,506
Series 2023-5351 EO, 0.000%, due 10/25/53(e)(f)	1,007,729	822,788
Series 2023-5363, 0.000%, due 12/25/53(e)(f)	506,902	425,555
Freddie Mac STACR REMIC Trust 2020-DNA2
Series 2020-DNA2 B2, 10.259%, (SOFR30A + 4.91%), due 2/25/50(a)	365,000	386,979
Series 2021-DNA2 B1, 8.745%, (SOFR30A + 3.40%), due 8/25/33(a)	435,000	473,169
Series 2021-DNA2 B2, 11.345%, (SOFR30A + 6.00%), due 8/25/33(a)	445,000	498,919
Freddie Mac STACR REMIC Trust 2020-DNA6
Series 2020-DNA6 B1, 8.345%, (SOFR30A + 3.00%), due 12/25/50(a)	255,000	267,273
Freddie Mac STACR REMIC Trust 2020-HQA1
Series 2020-HQA1 B2, 10.559%, (SOFR30A + 5.21%), due 1/25/50(a)	825,000	861,536
Freddie Mac STACR REMIC Trust 2020-HQA5
Series 2020-HQA5 B1, 9.345%, (SOFR30A + 4.00%), due 11/25/50(a)	310,000	342,693
Freddie Mac STACR REMIC Trust 2021-DNA5
Series 2021-DNA5 B1, 8.395%, (SOFR30A + 3.05%), due 1/25/34(a)	1,190,000	1,253,915
Series 2021-DNA5 B2, 10.845%, (SOFR30A + 5.50%), due 1/25/34(a)	730,000	788,348
Freddie Mac STACR REMIC Trust 2021-DNA6
Series 2021-DNA6 B1, 8.745%, (SOFR30A + 3.40%), due 10/25/41(a)	320,000	328,993
Freddie Mac STACR REMIC Trust 2021-DNA7
Series 2021-DNA7 B1, 8.995%, (SOFR30A + 3.65%), due 11/25/41(a)	1,016,000	1,051,528
Freddie Mac STACR REMIC Trust 2021-HQA1
Series 2021-HQA1 B1, 8.345%, (SOFR30A + 3.00%), due 8/25/33(a)	1,075,000	1,140,817
Freddie Mac STACR REMIC Trust 2021-HQA2
Series 2021-HQA2 B1, 8.495%, (SOFR30A + 3.15%), due 12/25/33(a)	840,000	899,329
Series 2021-HQA2 B2, 10.795%, (SOFR30A + 5.45%), due 12/25/33(a)	360,000	389,443
Series 2021-HQA2 M2, 7.395%, (SOFR30A + 2.05%), due 12/25/33(a)	850,000	861,136
Freddie Mac STACR REMIC Trust 2021-HQA4
Series 2021-HQA4 M2, 7.695%, (SOFR30A + 2.35%), due 12/25/41(a)	630,000	632,167

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Freddie Mac STACR REMIC Trust 2022-DNA1
Series 2022-DNA1 B1, 8.745%, (SOFR30A + 3.40%), due 1/25/42(a)	$1,315,000	$1,330,622
Series 2022-DNA1 M2, 7.845%, (SOFR30A + 2.50%), due 1/25/42(a)	265,000	267,460
Freddie Mac STACR REMIC Trust 2022-DNA2
Series 2022-DNA2 M2, 9.095%, (SOFR30A + 3.75%), due 2/25/42(a)	760,000	790,854
Freddie Mac STACR REMIC Trust 2022-DNA6
Series 2022-DNA6 M2, 11.095%, (SOFR30A + 5.75%), due 9/25/42(a)	720,000	798,210
Freddie Mac STACR REMIC Trust 2022-HQA1
Series 2022-HQA1 B1, 12.345%, (SOFR30A + 7.00%), due 3/25/42(a)	979,000	1,082,686
Freddie Mac STACR REMIC Trust 2022-HQA2
Series 2022-HQA2 M2, 11.345%, (SOFR30A + 6.00%), due 7/25/42(a)	915,000	1,009,865
Freddie Mac STACR REMIC Trust 2022-HQA3
Series 2022-HQA3 M1B, 8.895%, (SOFR30A + 3.55%), due 8/25/42(a)	385,000	405,199
Freddie Mac STACR Trust 2019-HQA3
Series 2019-HQA3 B2, 12.959%, (SOFR30A + 7.61%), due 9/25/49(a)	480,000	537,371
Freddie Mac Strips
Series 2012-272, 0.000%, due 8/15/42(e)(f)	544,648	417,457
Series 2013-311, 0.000%, due 8/15/43(e)(f)	166,141	126,368
Series 2013-311 S1, 0.490%, (SOFR30A + 5.84%), due 8/15/43(a)(c)	841,996	98,448
Series 2022-389 C35, 2.000%, due 6/15/52(c)	1,294,663	158,241
Series 2023-402, 0.000%, due 9/25/53(e)(f)	610,259	496,205
Government National Mortgage Association
Series 2019-110 FG, 3.500%, (TSFR1M + 0.76%), due 9/20/49(a)	245,897	217,438
Series 2019-128 KF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(a)	381,192	338,226
Series 2019-128 YF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(a)	488,239	433,733
Series 2019-136 YS, (TSFR1M + 2.72%), due 11/20/49(a)(c)	294,701	3,847
Series 2019-159 P, 2.500%, due 9/20/49	1,083,133	939,962
Series 2019-92 GF, 3.500%, (TSFR1M + 0.80%), due 7/20/49(a)	339,331	301,703
Series 2019-97 FG, 3.500%, (TSFR1M + 0.80%), due 8/20/49(a)	710,322	631,638
Series 2020-1 YS, (TSFR1M + 2.72%), due 1/20/50(a)(c)	1,351,384	18,049
Series 2020-129 SB, (TSFR1M + 3.09%), due 9/20/50(a)(c)	1,872,485	30,508
Series 2020-146 KI, 2.500%, due 10/20/50(c)	1,511,135	201,730
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2020-146 SA, 0.849%, (TSFR1M + 6.19%), due 10/20/50(a)(c)	$924,489	$137,067
Series 2020-146 YK, 1.000%, due 10/20/50	626,724	479,538
Series 2020-151 TI, 2.500%, due 10/20/50(c)	890,894	115,298
Series 2020-165 UD, 1.500%, due 11/20/50	270,154	209,037
Series 2020-167 SN, 0.849%, (TSFR1M + 6.19%), due 11/20/50(a)(c)	510,881	70,547
Series 2020-168 IA, 0.978%, due 12/16/62(a)(b)(c)	1,537,558	107,504
Series 2020-173 EI, 2.500%, due 11/20/50(c)	996,894	134,754
Series 2020-175 CS, 0.849%, (TSFR1M + 6.19%), due 11/20/50(a)(c)	1,058,468	149,212
Series 2020-176 AI, 2.000%, due 11/20/50(c)	622,308	61,140
Series 2020-185 BI, 2.000%, due 12/20/50(c)	757,892	83,799
Series 2020-189 SU, 0.849%, (TSFR1M + 6.19%), due 12/20/50(a)(c)	633,972	90,235
Series 2020-34 SC, 0.599%, (TSFR1M + 5.94%), due 3/20/50(a)(c)	984,268	127,467
Series 2020-5 FA, 3.500%, (TSFR1M + 0.81%), due 1/20/50(a)	635,950	564,108
Series 2020-97 HB, 1.000%, due 7/20/50	303,873	224,930
Series 2021-1 IT, 3.000%, due 1/20/51(c)	1,373,505	219,019
Series 2021-1 PI, 2.500%, due 12/20/50(c)	815,719	104,030
Series 2021-108 IO, 0.967%, due 6/16/61(a)(b)(c)	4,365,355	303,644
Series 2021-122 HS, 0.849%, (TSFR1M + 6.19%), due 7/20/51(a)(c)	1,173,712	168,772
Series 2021-125 AF, 3.500%, (SOFR30A + 0.25%), due 7/20/51(a)	759,060	676,116
Series 2021-140 GF, 2.500%, (TSFR1M + 0.76%), due 8/20/51(a)	536,974	442,012
Series 2021-146 IN, 3.500%, due 8/20/51(c)	1,158,220	200,492
Series 2021-149 CI, 2.500%, due 8/20/51(c)	1,310,428	168,491
Series 2021-158 SB, (SOFR30A + 3.70%), due 9/20/51(a)(c)	1,002,424	29,636
Series 2021-164 IO, 0.949%, due 10/16/63(a)(b)(c)	2,035,109	141,176
Series 2021-177 CI, 2.500%, due 10/20/51(c)	999,957	130,350
Series 2021-177 SB, (SOFR30A + 3.20%), due 10/20/51(a)(c)	7,088,850	108,388
Series 2021-179 SA, 0.849%, (TSFR1M + 6.19%), due 11/20/50(a)(c)	1,441,204	196,409
Series 2021-188 IO, 2.500%, due 10/20/51(c)	3,592,594	520,580
Series 2021-205 DS, (SOFR30A + 3.20%), due 11/20/51(a)(c)	3,292,209	51,567
Series 2021-30 DI, 2.500%, due 2/20/51(c)	1,293,084	175,554
Series 2021-41 FS, 2.000%, (SOFR30A + 0.20%), due 10/20/50(a)(c)	1,140,261	121,489

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-42 BI, 2.500%, due 3/20/51(c)	$611,517	$82,871
Series 2021-46 QS, 0.849%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	572,284	77,988
Series 2021-46 TS, 0.849%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	731,459	100,503
Series 2021-47 IO, 0.992%, due 3/16/61(a)(b)(c)	3,588,031	247,669
Series 2021-49 SB, 0.849%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	841,417	114,692
Series 2021-57 SA, 0.849%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	1,130,875	158,302
Series 2021-57 SD, 0.849%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	3,708,133	484,863
Series 2021-74 HI, 3.000%, due 4/20/51(c)	181,438	26,003
Series 2021-83 FM, 2.500%, (SOFR30A + 0.51%), due 5/20/51(a)	1,566,151	1,287,120
Series 2021-96 FG, 3.500%, (SOFR30A + 0.30%), due 6/20/51(a)	906,222	793,262
Series 2021-97 FA, 3.000%, (SOFR30A + 0.40%), due 6/20/51(a)	2,026,605	1,747,209
Series 2021-97 IN, 2.500%, due 8/20/49(c)	2,384,473	246,797
Series 2021-97 SA, (SOFR30A + 2.60%), due 6/20/51(a)(c)	4,746,239	31,535
Series 2021-97 SM, 0.849%, (TSFR1M + 6.19%), due 6/20/51(a)(c)	1,307,376	184,640
Series 2021-98 IN, 3.000%, due 6/20/51(c)	602,019	104,445
Series 2022-1 IA, 2.500%, due 6/20/50(c)	372,097	49,607
Series 2022-10 IC, 2.000%, due 11/20/51(c)	1,096,592	130,137
Series 2022-113 Z, 2.000%, due 9/16/61	619,288	345,684
Series 2022-137 S, 0.849%, (TSFR1M + 6.19%), due 7/20/51(a)(c)	1,292,481	187,673
Series 2022-189 AT, 3.000%, due 7/20/51	750,680	652,447
Series 2022-19 SG, 0.010%, (SOFR30A + 2.45%), due 1/20/52(a)(c)	1,640,364	12,179
Series 2022-206 CN, 3.000%, due 2/20/52	555,167	480,023
Series 2022-24 SC, (SOFR30A + 2.37%), due 2/20/52(a)(c)	14,566,203	86,497
Series 2022-34 HS, (SOFR30A + 4.10%), due 2/20/52(a)(c)	2,326,229	92,306
Series 2022-69 FA, 4.500%, (SOFR30A + 0.75%), due 4/20/52(a)	450,546	423,718
Series 2022-83 IO, 2.500%, due 11/20/51(c)	919,776	120,804
Series 2023-101 KO, 0.000%, due 1/20/51(e)(f)	1,200,373	817,518
Series 2023-114 MO, 0.000%, due 8/20/53(e)(f)	442,353	359,356
Series 2023-19 CI, 3.000%, due 11/20/51(c)	1,253,288	192,156
Series 2023-19 IO, 2.500%, due 2/20/51(c)	1,798,558	247,873
Series 2023-38 WT, 6.705%, due 12/20/51(a)(b)	305,000	326,286
Series 2023-53, 0.000%, due 4/20/53(e)(f)	330,595	242,246
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-55 CG, 7.474%, due 7/20/51(a)(b)	$795,852	$878,885
Series 2023-55 LB, 7.796%, due 11/20/51(a)(b)	869,452	1,005,596
Series 2023-56 SK, 0.599%, (TSFR1M + 5.94%), due 4/20/51(a)(c)	2,515,066	287,205
Series 2023-59 YC, 6.960%, due 9/20/51(a)(b)	678,679	743,419
Series 2023-60 ES, 0.509%, (SOFR30A + 11.20%), due 4/20/53(a)	756,062	687,676
Series 2023-66 MP, 1.609%, (SOFR30A + 12.30%), due 5/20/53(a)	726,464	706,168
Series 2023-66 OQ, 0.000%, due 7/20/52(e)(f)	785,689	607,451
Series 2023-80 SA, (SOFR30A + 5.25%), due 6/20/53(a)(c)	3,146,470	127,188
Series 2023-81 LA, 5.000%, due 6/20/52	513,058	515,016
Series 2023-86 SE, 1.305%, (SOFR30A + 6.65%), due 9/20/50(a)(c)	894,014	126,602
STRU CITI-2631 FRN 12/49
Series CITI-2631, B, 2.500%, due 12/31/49	635,000	483,542
		75,558,721
U.S. Treasury Bond — 6.1%
U.S. Treasury Bonds
4.750%, due 11/15/43	11,450,000	12,120,898
4.750%, due 11/15/53	1,600,000	1,747,000
		13,867,898
U.S. Treasury Note — 2.2%
U.S. Treasury Notes
4.000%, due 1/31/29	4,820,000	4,848,995

Total U.S. Government & Federal Agencies
(Cost $92,562,635)		94,275,614

U.S. Treasury Bill — 0.5%
U.S. Treasury Bill
0.000%, due 3/14/24(d)(e)
(Cost $1,118,109)	1,125,000	1,118,073

U.S. Treasury Inflation Indexed Bond — 1.5%
U.S. Treasury Inflation Indexed Bonds
1.375%, due 7/15/33
(Cost $3,281,397)	3,390,000	3,338,963

	Shares	Value
Short-Term Investments — 1.6%
Money Market Funds — 1.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.21%(g)	3,353,098	3,353,098

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Short-Term Investments (continued)
Money Market Funds (continued)
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(g)(h)	189,100	$189,100

Total Short-Term Investments
(Cost $3,542,198)		3,542,198

Total Investments — 100.0% (Cost $225,431,236)		226,206,376
Other Assets and Liabilities, Net — 0.0%(i)		51,271
Net Assets — 100%		$226,257,647

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2024.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
(d)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,921,223; total market value of collateral held by the Fund was $1,982,049. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,792,949.
(e)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(f)	A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.
(g)	Reflects the 7-day yield at January 31, 2024.
(h)	Represents security purchased with cash collateral received for securities on loan.
(i)	Less than 0.05%.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
FREMF	- Freddie MAC Multifamily Securities
SOFR	- Secured Financing Overnight Rate

Schedule of Investments ─ IQ MacKay ESG Core Plus Bond ETF (continued)

January 31, 2024 (unaudited)

Open futures contracts outstanding at January 31, 2024:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at January 31, 2024	Unrealized Appreciation (Depreciation)
U.S. 10 year Note (CBT)	Citigroup Global Markets Inc.	March 2024	155	$17,290,110	$17,410,859	$120,749
U.S. 10 Year Ultra Note	Citigroup Global Markets Inc.	March 2024	24	2,782,368	2,805,000	22,632
U.S. 5 year Note (CBT)	Citigroup Global Markets Inc.	March 2024	3	324,639	325,172	533
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	March 2024	16	1,971,915	1,957,500	(14,415)
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	March 2024	72	8,788,499	9,303,750	515,250
						$644,749

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $933,575 at January 31, 2024.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Collateralized Mortgage Obligations	$—	$9,050,630	$—	$9,050,630
Commercial Asset-Backed Securities	—	18,236,800	—	18,236,800
Commercial Mortgage-Backed Securities	—	19,325,206	—	19,325,206
Corporate Bonds	—	50,969,491	—	50,969,491
Foreign Bonds	—	25,584,100	—	25,584,100
Foreign Government Obligations	—	765,301	—	765,301
U.S. Government & Federal Agencies	—	94,275,614	—	94,275,614
U.S. Treasury Bill	—	1,118,073	—	1,118,073
U.S. Treasury Inflation Indexed Bond	—	3,338,963	—	3,338,963
Short-Term Investments:
Money Market Funds	3,542,198	—	—	3,542,198
Total Investments in Securities	3,542,198	222,664,178	—	226,206,376
Other Financial Instruments:(b)
Futures Contracts	659,164	—	—	659,164
Total Investments in Securities and Other Financial Instruments	$4,201,362	$222,664,178	$—	$226,865,540
Liability Valuation Inputs
Other Financial Instruments:(b)
Futures Contracts	$(14,415)	$—	$—	$(14,415)

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.
(b)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.